Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Värde Partners, Inc. VMC Lender LLC 901 Marquette Avenue S, Suite 3300 Minneapolis, Minnesota 55402

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Värde Partners, Inc. and VMC Lender LLC (collectively, the “Company”) and Wells Fargo Securities, LLC and Goldman Sachs & Co. LLC (together with the Company, the “Specified Parties”), related to the Specified Parties’ evaluation of certain information relating to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of certain classes of securities by VMC Finance 2018-FL2 LLC.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On October 9, 2018, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 25 mortgage assets secured by 27 mortgage properties (the “Mortgage Assets”).

From August 21, 2018 through October 9, 2018, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to Mortgage Assets.

In addition, representatives of the Company provided us with a schedule of adjustment amounts, attached here to as Appendix B, for purposes of our recalculation of certain Characteristics (as defined herein).

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not

Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. Further, we did not perform any procedures with respect to the Characteristics associated with the Source Document for the related Mortgage Asset that was not provided to us by representatives of the Company (the “Missing Source Documents”), as indicated on the attached Appendix C.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) existence or ownership of the Mortgage Assets or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

October 9, 2018

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Mortgage Assets (the “Source Documents”):

•	Loan agreement, promissory note, interest rate cap agreement, management agreement, participation agreement or servicer billing statements (collectively, the “Loan Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	The ASR or AMR (the “Asset Summary Report”);
•	The settlement or closing statement (the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwritten Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Environmental Site Assessment Phase II environmental report (the “ESA Phase II Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);
•	Property management agreement (the “Management Agreement”); and
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	Loan Number	None – Company Provided
2	Loan Type	Loan Agreement
3	Property Name	Asset Summary Report
4	Property Address	Appraisal Report
5	Property City	Appraisal Report
6	Property State	Appraisal Report
7	Property Zip Code	Appraisal Report
8	Property County	Appraisal Report
9	Year Built	Appraisal Report
10	Year Renovated	Appraisal Report
11	Property Type	Appraisal Report
12	Specific Property Type	Appraisal Report
13	No of Units	Rent Roll
14	Unit of Measure	Rent Roll
15	Occupancy %	Rent Roll
16	Occupancy Source Date	Rent Roll
17	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
18	Assumed Loan (Y/N)	None – Company Provided
19	Borrower Name	Loan Agreement
20	Principals (Individuals)	Loan Agreement
21	Related Borrower (Y/N)	None – Company Provided
22	Annual Debt Service Payment (IO)	Refer to Calculation Procedures below
23	Annual Debt Service Payment (P&I)	Refer to Calculation Procedures below
24	Annual Debt Service Payment (Cap)	Refer to Calculation Procedures below
25	Commitment Original Balance ($)	Loan Agreement
26	Initial Funded Amount ($)	Loan Agreement
27	Future Funding Trigger / Requirements	Loan Agreement
28	Cut-off Date Future Funding Remaining Balance ($)	Refer to Calculation Procedures below
29	Mortgage Loan Cut-off Date Balance ($)	Refer to Calculation Procedures below
30	Mortgage Loan % of Total Cut-off Date Balance	Refer to Calculation Procedures below
31	Mortgage Loan Balloon Payment ($)	Refer to Calculation Procedures below
32	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
33	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
34	Mortgage Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
35	Note Date	Loan Agreement
36	First Payment Date	Loan Agreement
37	Initial Maturity Date	Loan Agreement
38	Fully Extended Maturity Date	Loan Agreement
39	Initial Loan Term (Original)	Refer to Calculation Procedures below
40	Cut-off Date Initial Loan Term (Remaining)	Refer to Calculation Procedures below
41	Cut-off Date Seasoning	Refer to Calculation Procedures below
42	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
43	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
44	Extension Options	Loan Agreement
45	Extension Options Description	Loan Agreement
46	1st Extension Option Description	Loan Agreement

Count	Characteristic	Source Document
47	2nd Extension Option Description	Loan Agreement
48	3rd Extension Option Description	Loan Agreement
49	4th Extension Option Description	Loan Agreement
50	5th Extension Option Description	Loan Agreement
51	First Extension Period (Months)	Loan Agreement
52	First Extension Fee %	Loan Agreement
53	First Extension Fee ($)	Loan Agreement
54	First Extension Floor	Loan Agreement
55	First Extension Cap	Loan Agreement
56	Second Extension Period (Months)	Loan Agreement
57	Second Extension Fee %	Loan Agreement
58	Second Extension Fee ($)	Loan Agreement
59	Second Extension Floor	Loan Agreement
60	Second Extension Cap	Loan Agreement
61	Third Extension Period (Months)	Loan Agreement
62	Third Extension Fee %	Loan Agreement
63	Third Extension Fee ($)	Loan Agreement
64	Third Extension Floor	Loan Agreement
65	Third Extension Cap	Loan Agreement
66	Fourth Extension Period (Months)	Loan Agreement
67	Fourth Extension Fee %	Loan Agreement
68	Fourth Extension Fee ($)	Loan Agreement
69	Fourth Extension Floor	Loan Agreement
70	Fourth Extension Cap	Loan Agreement
71	Fifth Extension Period (Months)	Loan Agreement
72	Fifth Extension Fee %	Loan Agreement
73	Fifth Extension Fee ($)	Loan Agreement
74	Fifth Extension Floor	Loan Agreement
75	Fifth Extension Cap	Loan Agreement
76	Exit Fee %	Loan Agreement
77	Exit Fee ($)	Loan Agreement
78	Exit Fee Balance	Loan Agreement
79	Rate Type	Loan Agreement
80	Index for Floating Rate	Loan Agreement
81	Fully Funded Mortgage Loan Margin %	Loan Agreement
82	Rounding Factor	Loan Agreement
83	Time of Rounding (Before Spread, After Spread)	Loan Agreement
84	Rounding Direction	Loan Agreement
85	Lookback Period	Loan Agreement
86	LIBOR Floor %	Loan Agreement
87	Mortgage Rate Floor	Loan Agreement
88	LIBOR Cap Strike Price %	Loan Agreement
89	Mortgage Rate Cap	Loan Agreement
90	LIBOR Cap Provider	Loan Agreement
91	LIBOR Cap Provider Rating	Ratings Screenshots
92	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
93	Interest Accrual Basis	Loan Agreement
94	Interest Rate Change	Loan Agreement
95	Interest Rate Change Amount	Loan Agreement

Count	Characteristic	Source Document
96	Interest Rate Change Trigger	Loan Agreement
97	Grace Period Default (Days)	Loan Agreement
98	Grace Period Late (Days)	Loan Agreement
99	Grace Period Balloon (Days)	Loan Agreement
100	Original Prepayment Provision	Loan Agreement
101	Remaining Prepayment Provision	Loan Agreement
102	Original Yield Maintenance or Minimum Interest or LockoutTerm	Loan Agreement
103	Rate for Prepayment Protection	Loan Agreement
104	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
105	Partial Release and/or Prepayment Description	Loan Agreement
106	IO Number of Months through Initial Term	Loan Agreement
107	IO Number of Months through Fully Extended Loan Term	Loan Agreement
108	Amortization Style	Loan Agreement
109	Amort Number of Months	Loan Agreement
110	Amortization Rate	Not Applicable
111	Amortization Rate Mechanics	Loan Agreement
112	Amortization Basis	Loan Agreement
113	Amortization Type During Initial Term	Loan Agreement
114	Amortization Type During Extensions	Loan Agreement
115	Appraisal Valuation Date	Appraisal Report
116	As-Is Appraised Value	Appraisal Report
117	Stabilized Appraised Value	Appraisal Report
118	Appraisal Anticipated Stabilization Date	Appraisal Report
119	USPAP Appraisal (Y/N)	Appraisal Report
120	FIRREA Appraisal (Y/N)	Appraisal Report
121	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Refer to Calculation Procedures below
122	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to Calculation Procedures below
123	Maturity Date Stabilized LTV Ratio	Refer to Calculation Procedures below
124	Third Most Recent As Of Date	Asset Summary Report/Underwriting Model
125	Third Most Recent Actual Revenues	Asset Summary Report/Underwriting Model
126	Third Most Recent Actual Expenses	Asset Summary Report/Underwriting Model
127	Third Most Recent Actual NOI	Asset Summary Report/Underwriting Model
128	Third Most Recent Actual NCF	Asset Summary Report/Underwriting Model
129	Second Most Recent As Of Date	Asset Summary Report/Underwriting Model
130	Second Most Recent Actual Revenues	Asset Summary Report/Underwriting Model
131	Second Most Recent Actual Expenses	Asset Summary Report/Underwriting Model
132	Second Most Recent Actual NOI	Asset Summary Report/Underwriting Model
133	Second Most Recent Actual NCF	Asset Summary Report/Underwriting Model
134	Most Recent As Of Date	Asset Summary Report/Underwriting Model
135	Most Recent Actual Revenues	Asset Summary Report/Underwriting Model
136	Most Recent Actual Expenses	Asset Summary Report/Underwriting Model
137	Most Recent Actual NOI	Asset Summary Report/Underwriting Model
138	Most Recent Actual NCF	Asset Summary Report/Underwriting Model
139	Mortgage Loan Most Recent NOI DSCR	Refer to Calculation Procedures below
140	Mortgage Loan Most Recent NCF DSCR	Refer to Calculation Procedures below
141	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to Calculation Procedures below

Count	Characteristic	Source Document
142	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to Calculation Procedures below
143	Underwritten Occupancy %	Asset Summary Report/Underwriting Model
144	Underwritten Revenues	Asset Summary Report/Underwriting Model
145	Underwritten Expenses	Asset Summary Report/Underwriting Model
146	Underwritten NOI	Asset Summary Report/Underwriting Model
147	Underwritten Reserves	Asset Summary Report/Underwriting Model
148	Underwritten NCF	Asset Summary Report/Underwriting Model
149	Mortgage Loan Underwritten NOI DSCR	Refer to Calculation Procedures below
150	Mortgage Loan Underwritten NCF DSCR	Refer to Calculation Procedures below
151	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to Calculation Procedures below
152	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to Calculation Procedures below
153	Underwritten Stabilized Occupancy %	Asset Summary Report/Underwriting Model
154	Underwritten Stabilized Revenues	Asset Summary Report/Underwriting Model
155	Underwritten Stabilized Expenses	Asset Summary Report/Underwriting Model
156	Underwritten Stabilized NOI	Asset Summary Report/Underwriting Model
157	Underwritten Stabilized Reserves	Asset Summary Report/Underwriting Model
158	Underwritten Stabilized NCF	Asset Summary Report/Underwriting Model
159	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
160	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
161	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
162	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
163	Appraisal Stabilized Occupancy %	Underwriting Model
164	Appraisal Stabilized Revenues	Underwriting Model
165	Appraisal Stabilized Expenses	Underwriting Model
166	Appraisal Stabilized NOI	Underwriting Model
167	Appraisal Stabilized Reserves	Underwriting Model
168	Appraisal Stabilized NCF	Underwriting Model
169	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
170	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
171	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
172	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
173	Loan Cross Portfolio Name	None – Company Provided
174	Lien Position	Title Policy
175	Full Recourse (Y/N/Partial)	Guaranty
176	Recourse Provisions	Guaranty
177	Recourse Carveout Guarantor	Loan Agreement/Guaranty
178	Title Vesting (Fee/Leasehold/Both)	Title Policy
179	Ground Lease Payment (Annual)	Ground Lease
180	Ground Lease Initial Expiration Date	Ground Lease

Count	Characteristic	Source Document
181	Ground Lease Extension (Y/N)	Ground Lease
182	# of Ground Lease Extension Options	Ground Lease
183	Ground Lease Expiration Date with Extension	Ground Lease
184	Type of Lockbox	Loan Agreement/CMA
185	Cash Management (Springing/In-place)	Loan Agreement/CMA
186	Lockbox Trigger Event	Loan Agreement/CMA
187	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
188	Environmental Escrow (Cut-off Date)	Servicer Report
189	Tax Escrow (Cut-off Date)	Servicer Report
190	Tax Escrow (Monthly)	Servicer Report
191	Springing Tax Escrow Description	Loan Agreement/Servicer Report
192	Insurance Escrow (Cut-off Date)	Servicer Report
193	Insurance Escrow (Monthly)	Servicer Report
194	Springing Insurance Escrow Description	Loan Agreement/Servicer Report
195	Replacement Reserve (Cut-off Date)	Servicer Report
196	Replacement Reserve (Monthly)	Servicer Report
197	Springing Replacement Reserve Description	Loan Agreement/Servicer Report
198	TI/LC Reserve (Cut-off Date)	Servicer Report
199	Monthly TI/LC Reserve ($)	Servicer Report
200	Springing TI/LC Reserve Description	Loan Agreement/Servicer Report
201	Cut-off Other Reserve 1 ($)	Servicer Report
202	Other Escrow 1 (Monthly)	Servicer Report
203	Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Servicer Report
204	Cut-off Other Reserve 2 ($)	Servicer Report
205	Other Escrow 2 (Monthly)	Servicer Report
206	Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Servicer Report
207	Engineering Report Date	Property Condition Report
208	Environmental Report Date (Phase I)	ESA Phase I Report
209	Environmental Report Date (Phase II)	ESA Phase II Report
210	Environmental Insurance (Y/N)	Insurance Certificate
211	Seismic Report Date	Seismic Report
212	Seismic PML %	Seismic Report
213	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
214	Single-Tenant (Y/N)	Rent Roll
215	Property Manager	Loan Agreement/Management Agreement
216	TIC (Y/N)	Loan Agreement
217	Max Number of TICs	Loan Agreement
218	Single Purpose Borrower (Y/N)	Loan Agreement
219	Independent Director (Y/N)	Loan Agreement
220	Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
221	DST (Y/N)	Loan Agreement
222	IDOT (Y/N)	Loan Agreement
223	Largest Tenant Name	Rent Roll
224	Largest Tenant SqFt	Rent Roll
225	Largest Tenant Exp Date	Rent Roll
226	2nd Largest Tenant Name	Rent Roll
227	2nd Largest Tenant SqFt	Rent Roll
228	2nd Largest Tenant Exp Date	Rent Roll

Count	Characteristic	Source Document
229	3rd Largest Tenant Name	Rent Roll
230	3rd Largest Tenant SqFt	Rent Roll
231	3rd Largest Tenant Exp Date	Rent Roll
232	4th Largest Tenant Name	Rent Roll
233	4th Largest Tenant Sqft	Rent Roll
234	4th Largest Tenant Exp Date	Rent Roll
235	5th Largest Tenant Name	Rent Roll
236	5th Largest Tenant Sqft	Rent Roll
237	5th Largest Tenant Exp Date	Rent Roll
238	Senior Debt Amount	Not Applicable
239	Senior Debt Holder	Not Applicable
240	Rate	Not Applicable
241	Floor	Not Applicable
242	Maturity	Not Applicable
243	Amort	Not Applicable
244	Administrative Fee Rate	Not Applicable
245	Net Mortgage Rate	Not Applicable
246	In-place Senior Debt Service	Not Applicable
247	As Stabilized Senior Debt Service	Not Applicable
248	Cut-off Date Total Debt Balance	Refer to Calculation Procedures below
249	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report
250	Cut-off Date Total Debt As-Is LTV	Refer to Calculation Procedures below
251	Cut-off Date Total Debt Ann Debt Service ($)	Refer to Calculation Procedures below
252	Cut-off Date Total Debt UW NCF DSCR	Refer to Calculation Procedures below
253	B Note / Mezz Loan %	Refer to Calculation Procedures below
254	Permitted Future Debt (Y/N)	Loan Agreement
255	Type	Loan Agreement

Calculation Procedures

With respect to Characteristic 22, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360.

With respect to Characteristic 23, we recomputed the Annual Debt Service Payment (P&I) by using Mortgage Loan Cut-off Date Balance ($), Fully Funded Mortgage Loan Rate %, Amort Number of Months, Amortization Basis. This procedure was not performed for those Mortgage Assets with an “Amortization Type During Initial Term” of “Interest Only/Balloon.”

With respect to Characteristic 24, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the Mortgage Loan Cut-off Date Balance, (ii) the sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Cap Strike Price % and (iii) a fraction equal to 365/360. This procedure was not performed for those Mortgage Assets with a “Mortgage Rate Cap” of “NAP.”

With respect to Characteristic 28, we recomputed the Cut-off Date Future Funding Remaining Balance ($) by subtracting the (i) Mortgage Loan Cut-off Date Balance ($) from (ii) Commitment Original Balance ($).

With respect to Characteristic 29, we recomputed the Mortgage Loan Cut-off Date Balance ($) by adding the Initial Funded Amount ($) to the “additional loan funds advanced” as set forth on the Servicer Report.

With respect to Characteristic 30, we recomputed the Mortgage Loan % of Total Cut-off Date Balance by dividing the Mortgage Loan Cut-off Date Balance by the sum of the Mortgage Loan Cut-off Date Balances of all the Mortgage Assets.

With respect to Characteristic 31, for all the Mortgage Assets we set the Mortgage Loan Balloon Payment ($) equal to Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 32, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the No of Units. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 33, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Commitment Original Balance ($) by the No of Units. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 34, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Balloon Payment / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 39, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 40, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 41, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the payment date in November 2018 (the “Cut-off Date,” as stipulated by representatives of the Company).

With respect to Characteristic 42, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date. This procedure was only performed for those Mortgage Assets with a Fully Extended Maturity Date.

With respect to Characteristic 43, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original). This procedure was only performed for those Mortgage Assets with a Fully Extended Maturity Date.

With respect to Characteristic 92, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (x) the Fully Funded Mortgage Loan Margin and (y) the greater of the (i) LIBOR Floor % and (ii) 2.24219% (as stipulated by representatives of the Company), as rounded based on the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction.

With respect to Characteristic 121, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the (a) Mortgage Loan Cut-off Date Balance ($), reduced by the amount shown for such Mortgage Asset in the table on Appendix B under the column heading “LTV Adjustment,” by (b) As-Is

Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date (As-Is) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 122, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the (a) Committed Original Balance ($) by (b) Stabilized Appraised Value, if any, else by the As-Is Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Committed Mortgage Loan (Stabilized) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 123, we recomputed the Maturity Date Stabilized LTV Ratio by dividing the (a) Mortgage Loan Balloon Payment ($) by (b) Stabilized Appraised Value, if any, else by the As-Is Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Maturity Date Stabilized LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 139, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the (a) Most Recent Actual NOI by (b) Annual Debt Service Payment (IO), reduced by the amount shown for such Mortgage Asset in the table on Appendix B under the column heading “DSCR Adjustment” (the “DSCR Adjustment”). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NOI.

With respect to Characteristic 140, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the (a) Most Recent Actual NCF by (b) the Annual Debt Service Payment (IO), reduced by the DSCR Adjustment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NCF.

With respect to Characteristic 141, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the (a) Most Recent Actual NOI by (b) Mortgage Loan Cut-off Date Balance ($), reduced by the amount shown for such Mortgage Asset in the table on Appendix B under the column heading “DY Adjustment” (the “DY Adjustment”). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NOI.

With respect to Characteristic 142, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the (a) Most Recent Actual NCF by (b) Mortgage Loan Cut-off Date Balance ($), reduced by the DY Adjustment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NCF.

With respect to Characteristic 149, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the (a) Underwritten NOI by (b) Annual Debt Service Payment (IO), reduced by the DSCR Adjustment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Underwritten NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 150, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the (a) Underwritten NCF by (b) the Annual Debt Service Payment (IO), reduced by the DSCR Adjustment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Mortgage Loan Underwritten NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 151, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the (a) Underwritten NOI by (b) Mortgage Loan Cut-off Date Balance ($), reduced by the DY Adjustment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 152, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the (a) Underwritten NCF by (b) Mortgage Loan Cut-off Date Balance, reduced by the DY Adjustment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 159, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Annual Debt Service Payment. The “Fully Funded Annual Debt Service Payment” is equal to the sum of (i) the product of (a) the Commitment Original Balance ($), (b) the Fully Funded Mortgage Loan Rate % and (c) a fraction equal to 365/360. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 160, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Annual Debt Service Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 161, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the Commitment Original Balance ($). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 162, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the Commitment Original Balance ($). With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 169, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NOI.

With respect to Characteristic 170, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NCF.

With respect to Characteristic 171, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the Commitment Original Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NOI.

With respect to Characteristic 172, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the Commitment Original Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NCF.

With respect to Characteristic 248, we set the Cut-off Date Total Debt Balance to equal the Mortgage Loan Cut-off Date Balance ($), except with respect to the Mortgage Asset identified on the Data File as “The Otis,” we recomputed the Cut-off Date Total Debt Balance by adding the Mortgage Loan Cut-off Date Balance ($) to the Cut-off Date Subordinate Debt/Mezz Loan Bal ($).

With respect to Characteristic 250, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the (a) Cut-off Date Total Debt Balance, reduced by the LTV Adjustment, by (b) As-Is Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Total Debt As-Is LTV for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 251, we set the Cut-off Date Total Debt Ann Debt Service ($) to equal Annual Debt Service Payment (IO).

With respect to Characteristic 252, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Ann Debt Service ($), reduced by the DSCR Adjustment. With respect to those Mortgage Assets indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Total Debt UW NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Asset.

With respect to Characteristic 253, we recomputed B Note / Mezz Loan % by dividing Cut-off Date Subordinate Debt/Mezz Loan Bal ($) by the Cut-off Date Total Debt Balance. This procedure was only performed for Mortgage Assets with a Cut-off Date Subordinate Debt/Mezz Loan Bal ($) greater than $0.

Appendix B

Mortgage Asset	LTV Adjustment	DY Adjustment	DSCR Adjustment
Creek at Stone Oak	$ -	$ -	$ -
Monterey Marketplace	$ 1,733,274.04	$ 1,733,274.04	$ -
Nashville MF Portfolio	$ 2,657,788.12	$ 2,657,788.12	$ -
The Vistas	$ 2,657,788.12	$ 2,657,788.12	$ -
Archwood Meadows	$ 2,657,788.12	$ 2,657,788.12	$ -
Fawnwood Apartments	$ 2,657,788.12	$ 2,657,788.12	$ -
Charleston Park	$ 836,071.54	$ 836,071.54	$ -
Bradford Green	$ 1,353,690.16	$ 1,353,690.16	$ 138,904.31
Irving Street	$ 1,831,354.66	$ 1,831,354.66	$ 262,914.60
Town Oaks East	$ 291,734.61	$ 291,734.61	$ 32,023.55
The Pointe	$ -	$ -	$ -
Hamilton Industrial	$ -	$ -	$ 241,680.34
Hotel Adeline	$ -	$ -	$ -
Brass Professional	$ -	$ -	$ -
Cypress Gates	$ -	$ -	$ -
Alexander Bell	$ -	$ -	$ 257,375.11
ASQ Center	$ -	$ -	$ -
Spanish View	$ -	$ -	$ 119,985.25
Spanish Gate	$ -	$ -	$ 134,983.40
Wicker Park	$ -	$ -	$ 499,994.15
Copper Cove	$ -	$ -	$ -
Triangle Plaza	$ -	$ -	$ -
Ellinwood Apartments	$ -	$ -	$ 443,189.58
Preston Trail Village	$ -	$ -	$ -
Vintro Hotel	$ -	$ -	$ 450,000.00
Timber Hollow	$ -	$ -	$ -
The Otis	$ -	$ -	$ -
Larkspur	$ -	$ -	$ -

Appendix C

Missing Source Documents

Property Name	Missing Source Document
Timber Hollow	Loan Agreement, Interest Rate Cap Agreement, Ratings Screenshots, Servicer Report, Guaranty, CMA, Title Policy
Larkspur	Loan Agreement, Interest Rate Cap Agreement, Ratings Screenshots, Servicer Report, Guaranty, CMA, Title Policy, Appraisal Report, Property Condition Report, ESA Phase I Report